Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 7.4%
Ampol Ltd.	1,308	$ 27,608
ANZ Group Holdings Ltd.	17,196	362,360
APA Group	7,489	40,178
Aristocrat Leisure Ltd.	3,176	128,670
ASX Ltd.	1,090	48,176
BHP Group Ltd.	28,785	914,628
BlueScope Steel Ltd.	2,326	35,699
Brambles Ltd.	7,767	102,186
CAR Group Ltd.	1,944	50,346
Cochlear Ltd.	375	73,134
Coles Group Ltd.	7,457	93,106
Commonwealth Bank of Australia	9,499	889,124
Computershare Ltd.	2,897	50,612
CSL Ltd.	2,743	542,894
Dexus, REIT	5,507	28,859
Endeavour Group Ltd.	9,056	31,430
Fortescue Ltd.	9,390	134,250
Goodman Group, REIT	9,701	248,084
GPT Group, REIT	10,265	35,342
Insurance Australia Group Ltd.	13,349	67,924
Lottery Corp. Ltd.	13,015	46,069
Macquarie Group Ltd.	2,048	329,009
Medibank Pvt Ltd.	14,406	36,352
Mineral Resources Ltd.	992	35,690
Mirvac Group, REIT	23,404	34,788
National Australia Bank Ltd.	17,664	456,119
Northern Star Resources Ltd.	6,624	73,135
Orica Ltd.	2,660	34,113
Origin Energy Ltd.	9,899	68,505
Pilbara Minerals Ltd. (A)	14,969	33,841
Pro Medicus Ltd.	314	38,695
Qantas Airways Ltd. (A)	4,255	21,827
QBE Insurance Group Ltd.	8,356	95,550
Ramsay Health Care Ltd.	981	28,227
REA Group Ltd.	309	42,939
Reece Ltd.	1,372	27,033
Rio Tinto Ltd.	2,128	189,975
Santos Ltd.	18,061	87,655
Scentre Group, REIT	28,047	70,775
SEEK Ltd.	1,820	31,268
Seven Group Holdings Ltd.	1,082	32,076
Sonic Healthcare Ltd.	2,456	46,235
South32 Ltd.	24,444	63,711
Stockland, REIT	13,471	48,801
Suncorp Group Ltd.	7,281	91,060
Telstra Group Ltd.	21,874	58,676
Transurban Group	17,728	160,925
Treasury Wine Estates Ltd.	4,767	39,548
Vicinity Ltd., REIT	21,282	32,516
Washington H Soul Pattinson & Co. Ltd.	1,231	29,574
Wesfarmers Ltd.	6,485	315,766
Westpac Banking Corp.	19,778	433,724
WiseTech Global Ltd.	962	91,242
Woodside Energy Group Ltd.	10,777	187,757
Woolworths Group Ltd.	6,933	159,611
		7,477,397
	Shares	Value
COMMON STOCKS (continued)
Austria - 0.2%
Erste Group Bank AG	1,920	$ 105,259
OMV AG	793	33,862
Verbund AG	373	30,933
voestalpine AG	633	16,474
		186,528
Belgium - 0.8%
Ageas SA	934	49,822
Anheuser-Busch InBev SA	5,136	339,483
D'ieteren Group	118	24,944
Elia Group SA	172	19,663
Groupe Bruxelles Lambert NV	457	35,584
KBC Group NV	1,303	103,590
Lotus Bakeries NV	2	26,805
Sofina SA	83	23,430
Syensqo SA (B)	418	37,042
UCB SA	702	126,592
Warehouses De Pauw CVA, REIT	917	24,437
		811,392
Chile - 0.1%
Antofagasta PLC	2,205	59,343
Denmark - 3.3%
AP Moller - Maersk AS, Class A	16	25,924
AP Moller - Maersk AS, Class B	24	40,355
Carlsberg AS, Class B	515	61,340
Coloplast AS, Class B	698	91,204
Danske Bank AS	3,830	115,245
Demant AS (A)	514	20,079
DSV AS	969	200,050
Genmab AS (A)	368	89,025
Novo Nordisk AS, Class B	18,213	2,139,906
Novonesis (Novozymes), Class B	2,070	149,055
Orsted AS (A)(C)	1,092	72,598
Pandora AS	458	75,404
Rockwool AS, B Shares	52	24,414
Tryg AS	2,040	48,376
Vestas Wind Systems AS (A)	5,602	123,684
Zealand Pharma AS (A)	363	44,070
		3,320,729
Finland - 1.0%
Elisa OYJ	768	40,710
Fortum OYJ	2,361	38,884
Kesko OYJ, B Shares	1,422	30,336
Kone OYJ, Class B	1,937	115,786
Metso OYJ	3,595	38,417
Neste OYJ	2,380	46,177
Nokia OYJ	29,609	129,332
Nordea Bank Abp	10,123	119,213
Nordea Bank Abp OYJ	7,784	91,760
Orion OYJ, Class B	594	32,545
Sampo OYJ, A Shares	2,837	132,321
Stora Enso OYJ, R Shares	3,273	41,898
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene OYJ	2,967	$ 99,313
Wartsila Abp OYJ	2,912	65,154
		1,021,846
France - 10.9%
Accor SA	1,090	47,320
Aeroports de Paris SA	175	22,461
Air Liquide SA	3,281	632,788
Airbus SE	3,373	492,686
Alstom SA (A)	1,852	38,417
Amundi SA (C)	327	24,406
Arkema SA	356	33,882
AXA SA	10,314	396,440
BioMerieux	229	27,428
BNP Paribas SA	5,802	397,520
Bollore SE	4,007	26,695
Bouygues SA	1,114	37,276
Bureau Veritas SA	1,702	56,421
Capgemini SE	882	190,420
Carrefour SA	3,292	56,103
Cie de Saint-Gobain SA	2,575	234,239
Cie Generale des Etablissements Michelin SCA	3,895	158,080
Covivio SA, REIT	264	16,031
Credit Agricole SA	5,897	90,094
Danone SA	3,664	266,494
Dassault Aviation SA	105	21,623
Dassault Systemes SE	3,839	152,261
Edenred SE	1,396	52,866
Eiffage SA	414	39,927
Engie SA	10,367	179,043
EssilorLuxottica SA	1,687	399,238
Eurazeo SE	263	21,591
Gecina SA, REIT	254	29,235
Getlink SE	1,851	33,008
Hermes International SCA	180	442,009
Ipsen SA	208	25,585
Kering SA	413	118,082
Klepierre SA, REIT	1,177	38,572
La Francaise des Jeux SAEM (C)	640	26,317
Legrand SA	1,463	168,228
L'Oreal SA	1,366	611,342
LVMH Moet Hennessy Louis Vuitton SE	1,556	1,192,524
Orange SA	10,342	118,403
Pernod Ricard SA	1,133	171,018
Publicis Groupe SA	1,313	143,526
Renault SA	1,076	46,700
Rexel SA	1,194	34,517
Safran SA	1,940	455,872
Sanofi SA	6,469	740,979
Sartorius Stedim Biotech	166	34,693
Schneider Electric SE	3,103	815,859
SEB SA	124	14,148
Societe Generale SA	4,115	102,377
Sodexo SA	498	40,828
Teleperformance SE	296	30,643
Thales SA	523	82,989
	Shares	Value
COMMON STOCKS (continued)
France (continued)
TotalEnergies SE	12,248	$ 797,580
Unibail-Rodamco-Westfield, CDI	4,482	19,831
Unibail-Rodamco-Westfield, REIT (A)	438	38,322
Veolia Environnement SA	3,825	125,690
Vinci SA	2,819	329,330
Vivendi SE	3,875	44,774
		10,984,731
Germany - 8.4%
adidas AG	919	243,368
Allianz SE	2,223	729,987
BASF SE	5,029	266,214
Bayer AG	5,576	188,225
Bayerische Motoren Werke AG	1,810	159,532
Bechtle AG	423	18,891
Beiersdorf AG	561	84,398
Brenntag SE	715	53,310
Carl Zeiss Meditec AG	194	15,365
Commerzbank AG	5,865	107,885
Continental AG	620	40,125
Covestro AG (A)(C)	1,020	63,515
CTS Eventim AG & Co. KGaA	338	35,122
Daimler Truck Holding AG	2,803	104,931
Delivery Hero SE (A)(C)	1,057	42,616
Deutsche Bank AG	10,755	185,541
Deutsche Boerse AG	1,078	252,835
Deutsche Lufthansa AG	3,207	23,490
Deutsche Post AG	5,789	257,954
Deutsche Telekom AG	19,811	581,968
E.ON SE	12,743	189,439
Evonik Industries AG	1,389	32,469
Fresenius Medical Care AG	1,155	49,100
Fresenius SE & Co. KGaA (A)	2,420	92,210
GEA Group AG	838	41,007
Hannover Rueck SE	345	98,352
Heidelberg Materials AG	761	82,678
Henkel AG & Co. KGaA	584	49,634
Infineon Technologies AG	7,352	257,465
Knorr-Bremse AG	393	34,932
LEG Immobilien SE	436	45,515
Mercedes-Benz Group AG	4,251	274,645
Merck KGaA	718	126,280
MTU Aero Engines AG	300	93,505
Muenchener Rueckversicherungs- Gesellschaft AG	767	422,026
Nemetschek SE	316	32,713
Puma SE	550	22,959
Rational AG	28	28,519
Rheinmetall AG	242	131,027
RWE AG	3,508	127,613
SAP SE	5,905	1,343,551
Scout24 SE (C)	404	34,740
Siemens AG	4,314	870,818
Siemens Energy AG (A)	3,629	133,590
Siemens Healthineers AG (C)	1,609	96,466
Symrise AG	739	102,087
Talanx AG	350	29,454
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	4,203	$ 153,129
Zalando SE (A)(C)	1,326	43,720
		8,494,915
Hong Kong - 2.1%
AIA Group Ltd.	63,200	566,242
BOC Hong Kong Holdings Ltd.	21,500	68,865
CK Asset Holdings Ltd.	10,915	48,019
CK Hutchison Holdings Ltd.	15,500	89,126
CK Infrastructure Holdings Ltd.	3,500	23,952
CLP Holdings Ltd.	9,000	79,710
Futu Holdings Ltd., ADR (A)	300	28,695
Galaxy Entertainment Group Ltd.	12,000	60,279
Hang Seng Bank Ltd.	4,100	51,554
Henderson Land Development Co. Ltd.	7,531	24,025
HKT Trust & HKT Ltd.	21,000	26,879
Hong Kong & China Gas Co. Ltd.	63,085	51,936
Hong Kong Exchanges & Clearing Ltd.	6,872	288,357
Hong Kong Land Holdings Ltd.	5,500	20,185
Jardine Matheson Holdings Ltd.	900	35,154
Link, REIT	14,751	74,477
MTR Corp. Ltd.	8,687	32,798
Power Assets Holdings Ltd.	8,000	51,249
Prudential PLC	15,245	141,572
Sino Land Co. Ltd.	20,037	21,986
SITC International Holdings Co. Ltd.	7,000	18,910
Sun Hung Kai Properties Ltd.	8,350	91,890
Swire Pacific Ltd., Class A	2,500	21,354
Techtronic Industries Co. Ltd.	8,000	121,536
WH Group Ltd. (C)	45,787	36,282
Wharf Holdings Ltd.	6,000	17,134
Wharf Real Estate Investment Co. Ltd.	10,300	36,436
		2,128,602
Ireland - 0.8%
AerCap Holdings NV	1,100	104,192
AIB Group PLC	10,304	59,013
Bank of Ireland Group PLC	5,816	64,935
DCC PLC	579	39,440
Experian PLC	5,216	274,129
James Hardie Industries PLC, CDI (A)	2,489	98,824
Kerry Group PLC, Class A	896	92,906
Kingspan Group PLC	868	81,500
		814,939
Israel - 0.8%
Azrieli Group Ltd.	202	14,056
Bank Hapoalim BM	6,855	68,570
Bank Leumi Le-Israel BM	8,722	85,257
Check Point Software Technologies Ltd. (A)	550	106,046
CyberArk Software Ltd. (A)	200	58,322
Elbit Systems Ltd.	147	29,212
Global-e Online Ltd. (A)	500	19,220
ICL Group Ltd.	4,748	20,225
Israel Discount Bank Ltd., Class A	6,503	36,371
Mizrahi Tefahot Bank Ltd.	849	33,136
Monday.com Ltd. (A)	240	66,665
	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Nice Ltd. (A)	362	$ 63,002
Teva Pharmaceutical Industries Ltd., ADR (A)	6,215	111,994
Wix.com Ltd. (A)	300	50,151
		762,227
Italy - 2.5%
Amplifon SpA	662	19,019
Banco BPM SpA	6,909	46,591
Davide Campari-Milano NV	3,253	27,520
DiaSorin SpA	114	13,312
Enel SpA	46,475	371,189
Eni SpA	13,049	198,738
Ferrari NV	720	336,376
FinecoBank Banca Fineco SpA	3,307	56,598
Generali	5,848	168,927
Infrastrutture Wireless Italiane SpA (C)	1,939	23,850
Intesa Sanpaolo SpA	83,580	357,030
Leonardo SpA	2,190	48,805
Mediobanca Banca di Credito Finanziario SpA	2,973	50,716
Moncler SpA	1,260	79,974
Nexi SpA (A)(C)	3,399	23,050
Poste Italiane SpA (C)	2,795	39,171
Prysmian SpA	1,534	111,334
Recordati Industria Chimica e Farmaceutica SpA	552	31,214
Snam SpA	10,921	55,568
Telecom Italia SpA (A)	46,799	12,997
Terna - Rete Elettrica Nazionale	8,102	72,944
UniCredit SpA	8,362	366,415
		2,511,338
Japan - 21.8%
Advantest Corp.	4,300	201,679
Aeon Co. Ltd.	3,700	100,374
AGC, Inc.	1,200	38,799
Aisin Corp.	3,000	32,917
Ajinomoto Co., Inc.	2,600	100,328
ANA Holdings, Inc.	800	17,083
Asahi Group Holdings Ltd.	8,100	105,868
Asahi Kasei Corp.	7,100	53,451
Asics Corp.	3,900	81,433
Astellas Pharma, Inc.	10,100	115,740
Bandai Namco Holdings, Inc.	3,400	77,498
Bridgestone Corp.	3,200	122,456
Brother Industries Ltd.	1,300	25,145
Canon, Inc.	5,300	173,428
Capcom Co. Ltd.	2,000	46,311
Central Japan Railway Co.	4,300	99,239
Chiba Bank Ltd.	2,900	23,255
Chubu Electric Power Co., Inc.	3,600	42,105
Chugai Pharmaceutical Co. Ltd.	3,800	183,278
Concordia Financial Group Ltd.	5,500	30,308
Dai Nippon Printing Co. Ltd.	2,200	39,064
Daifuku Co. Ltd.	1,700	32,663
Dai-ichi Life Holdings, Inc.	5,100	130,654
Daiichi Sankyo Co. Ltd.	10,500	344,022
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries Ltd.	1,500	$ 209,515
Daito Trust Construction Co. Ltd.	300	36,340
Daiwa House Industry Co. Ltd.	3,200	100,303
Daiwa Securities Group, Inc.	7,200	50,346
Denso Corp.	10,800	159,718
Dentsu Group, Inc.	1,200	36,795
Disco Corp.	500	130,423
East Japan Railway Co.	5,100	101,077
Eisai Co. Ltd.	1,400	52,065
ENEOS Holdings, Inc.	16,000	86,688
FANUC Corp.	5,300	154,510
Fast Retailing Co. Ltd.	1,100	362,929
Fuji Electric Co. Ltd.	800	47,981
FUJIFILM Holdings Corp.	6,400	164,225
Fujitsu Ltd.	9,400	191,990
Hamamatsu Photonics KK	1,800	23,489
Hankyu Hanshin Holdings, Inc.	1,300	39,997
Hikari Tsushin, Inc.	100	22,174
Hitachi Construction Machinery Co. Ltd.	600	14,490
Hitachi Ltd.	26,300	691,879
Honda Motor Co. Ltd.	25,300	265,366
Hoshizaki Corp.	600	20,806
Hoya Corp.	2,000	275,317
Hulic Co. Ltd.	2,100	21,252
Ibiden Co. Ltd.	600	18,473
Idemitsu Kosan Co. Ltd.	5,500	39,339
Inpex Corp.	5,300	71,466
Isuzu Motors Ltd.	3,300	44,337
ITOCHU Corp.	6,700	357,924
Japan Airlines Co. Ltd.	700	12,261
Japan Exchange Group, Inc.	5,400	69,714
Japan Post Bank Co. Ltd.	8,300	77,268
Japan Post Holdings Co. Ltd.	10,900	103,596
Japan Post Insurance Co. Ltd.	1,000	18,118
Japan Real Estate Investment Corp., REIT	7	27,810
Japan Tobacco, Inc.	6,800	197,719
JFE Holdings, Inc.	3,100	41,380
Kajima Corp.	2,300	42,815
Kansai Electric Power Co., Inc.	4,000	65,959
Kao Corp.	2,600	128,603
Kawasaki Kisen Kaisha Ltd.	2,100	32,349
KDDI Corp.	8,700	278,085
Keisei Electric Railway Co. Ltd.	700	20,792
Keyence Corp.	1,100	523,194
Kikkoman Corp.	3,800	43,043
Kirin Holdings Co. Ltd.	4,200	63,880
Kobe Bussan Co. Ltd.	800	25,181
Kokusai Electric Corp.	800	17,700
Komatsu Ltd.	5,300	146,250
Konami Group Corp.	600	60,720
Kubota Corp.	5,700	80,548
Kyocera Corp.	7,100	82,004
Kyowa Kirin Co. Ltd.	1,500	26,373
Lasertec Corp.	500	82,119
LY Corp.	15,700	45,803
M3, Inc.	2,300	23,012
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Makita Corp.	1,400	$ 47,155
Marubeni Corp.	7,900	128,621
MatsukiyoCocokara & Co.	1,800	29,469
Mazda Motor Corp.	3,000	22,334
McDonald's Holdings Co. Japan Ltd.	500	23,795
MEIJI Holdings Co. Ltd.	1,400	34,970
Minebea Mitsumi, Inc.	2,100	41,174
Mitsubishi Chemical Group Corp.	7,200	46,033
Mitsubishi Corp.	19,100	392,366
Mitsubishi Electric Corp.	10,700	171,490
Mitsubishi Estate Co. Ltd.	6,300	98,998
Mitsubishi HC Capital, Inc.	4,800	33,748
Mitsubishi Heavy Industries Ltd.	18,100	266,667
Mitsubishi UFJ Financial Group, Inc.	63,000	637,123
Mitsui & Co. Ltd.	14,500	320,619
Mitsui Chemicals, Inc.	900	23,827
Mitsui Fudosan Co. Ltd.	15,100	140,573
Mitsui OSK Lines Ltd.	1,900	65,120
Mizuho Financial Group, Inc.	13,600	277,819
MonotaRO Co. Ltd.	1,400	23,354
MS&AD Insurance Group Holdings, Inc.	7,300	169,136
Murata Manufacturing Co. Ltd.	9,700	189,411
NEC Corp.	1,400	133,936
Nexon Co. Ltd.	1,800	35,436
Nidec Corp.	4,600	96,209
Nintendo Co. Ltd.	5,900	313,463
Nippon Building Fund, Inc., REIT	40	36,681
Nippon Paint Holdings Co. Ltd.	4,900	37,417
Nippon Prologis, Inc., REIT	12	20,556
Nippon Sanso Holdings Corp.	900	32,644
Nippon Steel Corp.	4,800	106,804
Nippon Telegraph & Telephone Corp.	169,600	173,229
Nippon Yusen KK	2,600	94,430
Nissan Motor Co. Ltd.	13,200	36,966
Nissin Foods Holdings Co. Ltd.	1,200	33,456
Nitori Holdings Co. Ltd.	500	75,822
Nitto Denko Corp.	4,000	66,474
Nomura Holdings, Inc.	16,700	86,332
Nomura Real Estate Holdings, Inc.	600	15,993
Nomura Research Institute Ltd.	2,200	81,127
NTT Data Group Corp.	3,500	62,694
Obayashi Corp.	3,500	44,150
OBIC Co. Ltd.	2,000	70,217
Olympus Corp.	6,700	126,728
Omron Corp.	1,000	45,552
Ono Pharmaceutical Co. Ltd.	2,000	26,599
Oracle Corp.	200	20,518
Oriental Land Co. Ltd.	6,200	159,524
ORIX Corp.	6,600	152,366
Osaka Gas Co. Ltd.	2,100	47,107
Otsuka Corp.	1,200	29,590
Otsuka Holdings Co. Ltd.	2,400	134,974
Pan Pacific International Holdings Corp.	2,100	53,989
Panasonic Holdings Corp.	13,000	112,430
Rakuten Group, Inc. (A)	8,700	56,029
Recruit Holdings Co. Ltd.	8,400	508,763
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Renesas Electronics Corp.	9,600	$ 138,865
Resona Holdings, Inc.	12,100	83,987
Ricoh Co. Ltd.	3,100	33,270
Rohm Co. Ltd.	1,900	21,231
SBI Holdings, Inc.	1,500	34,389
SCREEN Holdings Co. Ltd.	500	34,695
SCSK Corp.	900	18,532
Secom Co. Ltd.	2,400	88,402
Seiko Epson Corp.	1,600	29,384
Sekisui Chemical Co. Ltd.	2,000	31,052
Sekisui House Ltd.	3,300	91,245
Seven & i Holdings Co. Ltd.	12,400	185,234
SG Holdings Co. Ltd.	2,000	21,444
Shimadzu Corp.	1,300	43,181
Shimano, Inc.	400	75,617
Shin-Etsu Chemical Co. Ltd.	10,200	424,181
Shionogi & Co. Ltd.	4,200	60,008
Shiseido Co. Ltd.	2,200	59,315
Shizuoka Financial Group, Inc.	2,400	20,781
SMC Corp.	300	132,858
SoftBank Corp.	162,000	211,003
SoftBank Group Corp.	5,800	340,070
Sompo Holdings, Inc.	5,300	118,040
Sony Group Corp.	35,500	686,041
Subaru Corp.	3,400	58,715
SUMCO Corp.	1,900	20,385
Sumitomo Corp.	5,800	128,893
Sumitomo Electric Industries Ltd.	4,100	65,483
Sumitomo Metal Mining Co. Ltd.	1,300	38,812
Sumitomo Mitsui Financial Group, Inc.	21,300	451,268
Sumitomo Mitsui Trust Holdings, Inc.	3,600	84,937
Sumitomo Realty & Development Co. Ltd.	1,700	56,846
Suntory Beverage & Food Ltd.	700	26,271
Suzuki Motor Corp.	8,700	96,398
Sysmex Corp.	2,700	53,108
T&D Holdings, Inc.	2,700	46,871
Taisei Corp.	900	39,200
Takeda Pharmaceutical Co. Ltd.	9,000	256,928
TDK Corp.	11,000	139,523
Terumo Corp.	7,600	142,773
TIS, Inc.	1,200	30,483
Toho Co. Ltd.	600	24,267
Tokio Marine Holdings, Inc.	10,700	389,436
Tokyo Electric Power Co. Holdings, Inc. (A)	8,200	36,337
Tokyo Electron Ltd.	2,500	439,903
Tokyo Gas Co. Ltd.	2,000	46,436
Tokyu Corp.	2,800	36,100
TOPPAN Holdings, Inc.	1,400	41,340
Toray Industries, Inc.	8,100	47,521
TOTO Ltd.	900	33,420
Toyota Industries Corp.	800	61,367
Toyota Motor Corp.	58,300	1,031,329
Toyota Tsusho Corp.	3,600	64,749
Trend Micro, Inc.	700	41,330
Unicharm Corp.	2,200	79,336
West Japan Railway Co.	2,400	45,487
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Yakult Honsha Co. Ltd.	1,500	$ 34,639
Yamaha Motor Co. Ltd.	4,800	42,748
Yaskawa Electric Corp.	1,300	45,207
Yokogawa Electric Corp.	1,300	33,060
Zensho Holdings Co. Ltd.	500	27,608
ZOZO, Inc.	700	25,394
		22,003,348
Jordan - 0.0% (D)
Hikma Pharmaceuticals PLC	922	23,556
Luxembourg - 0.2%
ArcelorMittal SA	2,719	71,247
Eurofins Scientific SE	762	48,264
Tenaris SA	2,489	39,163
		158,674
Macau - 0.0% (D)
Sands China Ltd. (A)	12,400	31,774
Netherlands - 4.9%
ABN AMRO Bank NV (C)	2,470	44,555
Adyen NV (A)(C)	123	192,040
Akzo Nobel NV	984	69,335
Argenx SE (A)	337	182,164
ASM International NV	267	175,176
ASML Holding NV	2,260	1,875,719
BE Semiconductor Industries NV	442	55,868
Euronext NV (C)	450	48,814
EXOR NV	574	61,435
Ferrovial SE	2,997	128,707
Heineken Holding NV	693	52,302
Heineken NV	1,652	146,452
IMCD NV	320	55,533
ING Groep NV, Series N	18,878	341,982
JDE Peet's NV	679	14,179
Koninklijke Ahold Delhaize NV	5,230	180,649
Koninklijke KPN NV	21,975	89,749
Koninklijke Philips NV (A)	4,463	146,158
NN Group NV	1,563	77,911
OCI NV	666	18,964
Prosus NV	7,979	348,700
Qiagen NV (A)	1,199	54,014
Randstad NV	646	32,072
Stellantis NV	12,011	165,873
Universal Music Group NV	4,563	119,364
Wolters Kluwer NV	1,411	237,640
		4,915,355
New Zealand - 0.2%
Auckland International Airport Ltd.	7,535	35,759
Fisher & Paykel Healthcare Corp. Ltd.	3,266	72,102
Mercury NZ Ltd.	4,043	16,567
Meridian Energy Ltd.	6,992	26,386
Spark New Zealand Ltd.	10,361	19,945
Xero Ltd. (A)	829	85,648
		256,407
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway - 0.5%
Aker BP ASA	1,778	$ 38,111
DNB Bank ASA	5,083	104,232
Equinor ASA	4,755	120,171
Gjensidige Forsikring ASA	1,033	19,323
Kongsberg Gruppen ASA	473	46,256
Mowi ASA	2,619	47,091
Norsk Hydro ASA	7,453	48,350
Orkla ASA	3,802	35,830
Salmar ASA	344	18,043
Telenor ASA	3,317	42,433
Yara International ASA	911	28,842
		548,682
Poland - 0.0% (D)
InPost SA (A)	1,102	20,780
Portugal - 0.2%
EDP SA	18,029	82,323
Galp Energia SGPS SA	2,518	47,089
Jeronimo Martins SGPS SA	1,477	29,002
		158,414
Singapore - 1.4%
CapitaLand Ascendas, REIT	21,103	46,959
CapitaLand Integrated Commercial Trust, REIT	31,946	52,694
CapitaLand Investment Ltd.	13,294	32,272
DBS Group Holdings Ltd.	11,380	336,906
Genting Singapore Ltd.	34,800	23,692
Grab Holdings Ltd., Class A (A)	11,300	42,940
Keppel Ltd.	8,500	43,848
Oversea-Chinese Banking Corp. Ltd.	19,260	226,280
Sea Ltd., ADR (A)	2,100	197,988
Sembcorp Industries Ltd.	4,600	19,828
Singapore Airlines Ltd.	8,100	42,856
Singapore Exchange Ltd.	4,600	40,873
Singapore Technologies Engineering Ltd.	8,200	29,731
Singapore Telecommunications Ltd.	42,200	106,382
United Overseas Bank Ltd.	7,200	180,217
Wilmar International Ltd.	10,000	26,065
		1,449,531
Spain - 2.7%
Acciona SA	144	20,437
ACS Actividades de Construccion y Servicios SA	1,133	52,314
Aena SME SA (C)	418	91,943
Amadeus IT Group SA	2,557	184,783
Banco Bilbao Vizcaya Argentaria SA	32,819	354,657
Banco de Sabadell SA	31,325	66,566
Banco Santander SA	88,875	455,133
CaixaBank SA	20,827	124,357
Cellnex Telecom SA (A)(C)	3,007	121,940
EDP Renovaveis SA	1,577	27,578
Endesa SA	1,645	35,945
Grifols SA (A)	1,427	16,242
Iberdrola SA	34,665	535,978
Industria de Diseno Textil SA	6,234	368,758
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Redeia Corp. SA	2,377	$ 46,225
Repsol SA	6,937	91,466
Telefonica SA	22,528	110,239
		2,704,561
Sweden - 3.3%
AddTech AB, B Shares	1,475	44,181
Alfa Laval AB	1,662	79,796
Assa Abloy AB, Class B	5,689	191,354
Atlas Copco AB, A Shares	15,122	292,513
Atlas Copco AB, B Shares	8,957	153,284
Beijer Ref AB	1,899	31,217
Boliden AB	1,482	50,271
Epiroc AB, Class A	3,779	81,676
Epiroc AB, Class B	2,285	43,266
EQT AB	2,147	73,463
Essity AB, Class B	3,478	108,526
Evolution AB (C)	1,022	100,430
Fastighets AB Balder, B Shares (A)	3,367	29,579
Getinge AB, B Shares	1,313	28,288
H&M Hennes & Mauritz AB, B Shares	3,278	55,775
Hexagon AB, B Shares	11,518	123,846
Holmen AB, B Shares	428	18,518
Husqvarna AB, B Shares	1,919	13,416
Industrivarden AB, A Shares	709	26,194
Industrivarden AB, C Shares	863	31,721
Indutrade AB	1,540	47,857
Investment AB Latour, B Shares	814	25,384
Investor AB, B Shares	9,746	299,937
L E Lundbergforetagen AB, B Shares	413	23,627
Lifco AB, B Shares	1,260	41,463
Nibe Industrier AB, B Shares	8,565	46,941
Saab AB, Class B	1,748	37,160
Sagax AB, Class B	1,189	33,858
Sandvik AB	5,919	132,241
Securitas AB, B Shares	2,645	33,571
Skandinaviska Enskilda Banken AB, Class A	8,804	134,585
Skanska AB, B Shares	1,859	38,769
SKF AB, B Shares	1,925	38,288
Svenska Cellulosa AB SCA, Class B	3,283	47,827
Svenska Handelsbanken AB, A Shares	8,131	83,465
Swedbank AB, A Shares	4,841	102,627
Swedish Orphan Biovitrum AB (A)	1,009	32,488
Tele2 AB, B Shares	2,882	32,606
Telefonaktiebolaget LM Ericsson, B Shares	15,496	117,061
Telia Co. AB	12,871	41,620
Trelleborg AB, B Shares	1,156	44,415
Volvo AB, A Shares	1,079	28,771
Volvo AB, B Shares	9,016	238,098
Volvo Car AB, B Shares (A)	4,366	12,003
		3,291,976
Switzerland - 10.3%
ABB Ltd.	8,977	519,623
Adecco Group AG	922	31,352
Alcon, Inc.	2,815	280,452
Avolta AG	465	19,669
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Bachem Holding AG	197	$ 16,573
Baloise Holding AG	248	50,546
Banque Cantonale Vaudoise	148	15,275
Barry Callebaut AG	20	37,006
BKW AG	117	21,206
Chocoladefabriken Lindt & Spruengli AG	7	204,714
Cie Financiere Richemont SA, Class A	3,051	482,335
Clariant AG	1,202	18,179
Coca-Cola HBC AG	1,280	45,589
DSM-Firmenich AG	1,032	142,045
EMS-Chemie Holding AG	39	32,717
Galderma Group AG (A)	270	25,075
Geberit AG	186	121,180
Givaudan SA	52	285,083
Glencore PLC (A)	59,274	338,937
Helvetia Holding AG	204	35,191
Holcim AG	2,934	286,207
Julius Baer Group Ltd.	1,151	69,222
Kuehne & Nagel International AG	277	75,538
Logitech International SA	868	77,493
Lonza Group AG	410	258,978
Nestle SA	14,319	1,437,399
Novartis AG	11,146	1,279,416
Partners Group Holding AG	129	193,572
Roche Holding AG	4,145	1,329,085
Sandoz Group AG	2,280	95,015
Schindler Holding AG	359	103,963
SGS SA	873	97,311
SIG Group AG	1,672	37,259
Sika AG	859	284,287
Sonova Holding AG	290	104,096
STMicroelectronics NV	3,751	111,275
Straumann Holding AG	639	104,380
Swatch Group AG	422	43,773
Swiss Life Holding AG	164	136,804
Swiss Prime Site AG	435	48,750
Swiss Re AG	1,712	236,061
Swisscom AG	144	94,004
Temenos AG	353	24,691
UBS Group AG	18,667	574,776
VAT Group AG (C)	150	76,351
Zurich Insurance Group AG	831	500,554
		10,403,007
United Kingdom - 13.7%
3i Group PLC	5,525	244,129
Admiral Group PLC	1,462	54,417
Anglo American PLC	7,212	234,206
Ashtead Group PLC	2,482	191,997
Associated British Foods PLC	1,951	60,854
AstraZeneca PLC	8,767	1,358,234
Auto Trader Group PLC (C)	5,053	58,625
Aviva PLC	15,064	97,396
BAE Systems PLC	17,323	286,605
Barclays PLC	84,663	254,169
Barratt Developments PLC	7,748	49,587
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC	550	$ 34,707
BP PLC	94,389	494,300
British American Tobacco PLC	11,286	411,019
BT Group PLC	36,141	71,463
Bunzl PLC	1,885	89,062
Centrica PLC	30,912	48,209
Coca-Cola Europacific Partners PLC	1,147	90,326
Compass Group PLC	9,589	306,911
Croda International PLC	720	40,593
Diageo PLC	12,618	439,117
Endeavour Mining PLC	1,018	24,104
Entain PLC	3,509	35,804
GSK PLC	23,526	476,986
Haleon PLC	41,466	217,816
Halma PLC	2,179	75,977
Hargreaves Lansdown PLC	1,954	29,115
HSBC Holdings PLC	105,105	940,361
Imperial Brands PLC	4,556	132,361
Informa PLC	7,781	85,324
InterContinental Hotels Group PLC	907	98,658
Intertek Group PLC	873	60,225
J Sainsbury PLC	8,635	34,103
JD Sports Fashion PLC	13,869	28,564
Kingfisher PLC	10,593	45,603
Land Securities Group PLC, REIT	4,185	36,424
Legal & General Group PLC	33,249	100,595
Lloyds Banking Group PLC	356,603	280,335
London Stock Exchange Group PLC	2,714	370,831
M&G PLC	11,813	32,755
Melrose Industries PLC	7,350	44,780
Mondi PLC	2,478	47,077
National Grid PLC	27,310	376,075
NatWest Group PLC	37,726	173,456
Next PLC	692	90,500
Pearson PLC	3,314	44,905
Persimmon PLC	1,751	38,474
Phoenix Group Holdings PLC	4,054	30,325
Reckitt Benckiser Group PLC	3,994	244,402
RELX PLC	10,660	500,099
Rentokil Initial PLC	14,059	68,493
Rio Tinto PLC	6,398	453,266
Rolls-Royce Holdings PLC (A)	48,272	340,240
Sage Group PLC	5,758	78,868
Schroders PLC	4,010	18,721
Segro PLC, REIT	7,081	82,741
Severn Trent PLC	1,461	51,606
Shell PLC	35,636	1,155,356
Smith & Nephew PLC	5,024	77,781
Smiths Group PLC	2,025	45,402
Spirax Group PLC	400	40,189
SSE PLC	6,401	161,144
Standard Chartered PLC	12,260	129,981
Taylor Wimpey PLC	19,971	43,868
Tesco PLC	39,002	187,040
Unilever PLC	14,160	916,082
United Utilities Group PLC	3,825	53,465
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	127,791	$ 128,206
Whitbread PLC	1,082	45,336
Wise PLC, Class A (A)	3,781	33,944
WPP PLC	5,760	58,773
		13,782,462
Total Common Stocks (Cost $78,660,176)		98,322,514
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 8.12% (E)	312	25,805
Dr. Ing. h.c. F. Porsche AG, 3.23% (C)(E)	610	48,550
Henkel AG & Co. KGaA, 2.20% (E)	968	90,943
Porsche Automobil Holding SE, 6.24% (E)	863	39,463
Sartorius AG, 0.29% (E)	148	41,549
Volkswagen AG, 9.56% (E)	1,144	121,181
Total Preferred Stocks (Cost $465,818)		367,491

Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp.,
2.10% (E), dated 09/30/2024, to be
repurchased at $1,296,580 on 10/01/2024.
Collateralized by a U.S. Government
Obligation, 4.88%, due 04/30/2026, and
with a value of $1,322,626.
$ 1,296,504	$ 1,296,504
Total Repurchase Agreement (Cost $1,296,504)	1,296,504
Total Investments (Cost $80,422,498)	99,986,509
Net Other Assets (Liabilities) - 0.8%	830,318
Net Assets - 100.0%	$ 100,816,827
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	18	12/20/2024	$2,195,438	$2,239,020	$43,582	$—
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.8%	$10,755,206
Pharmaceuticals	9.3	9,310,674
Insurance	5.4	5,428,550
Semiconductors & Semiconductor Equipment	3.6	3,562,503
Oil, Gas & Consumable Fuels	3.5	3,523,363
Capital Markets	3.1	3,061,316
Machinery	3.0	3,046,518
Chemicals	3.0	3,022,983
Metals & Mining	3.0	2,964,123
Automobiles	2.8	2,828,321
Textiles, Apparel & Luxury Goods	2.8	2,781,861
Food Products	2.6	2,550,104
Electrical Equipment	2.2	2,187,998
Software	2.2	2,164,857
Health Care Equipment & Supplies	2.1	2,147,409
Aerospace & Defense	2.1	2,140,491
Trading Companies & Distributors	2.1	2,079,644
Personal Care Products	2.0	2,017,556
Industrial Conglomerates	1.9	1,926,042
Professional Services	1.9	1,879,267
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Electric Utilities	1.8%	$1,821,255
Diversified Telecommunication Services	1.7	1,734,487
Beverages	1.6	1,608,714
Hotels, Restaurants & Leisure	1.4	1,430,414
Electronic Equipment, Instruments & Components	1.3	1,297,710
Consumer Staples Distribution & Retail	1.1	1,141,638
Household Durables	1.1	1,101,552
Real Estate Management & Development	1.1	1,087,139
Financial Services	1.1	1,073,862
Specialty Retail	1.0	1,026,234
Wireless Telecommunication Services	1.0	989,970
Building Products	1.0	981,362
Multi-Utilities	0.9	938,284
Biotechnology	0.9	906,883
Broadline Retail	0.9	884,204
IT Services	0.9	878,031
Entertainment	0.9	859,366
Construction & Engineering	0.8	752,488
Tobacco	0.7	741,099
Automobile Components	0.6	578,779
Household Products	0.6	572,841
Technology Hardware, Storage & Peripherals	0.5	502,945
Air Freight & Logistics	0.5	500,228
Construction Materials	0.5	467,709
Life Sciences Tools & Services	0.5	454,071
Industrial REITs	0.4	422,777
Ground Transportation	0.4	418,430
Commercial Services & Supplies	0.4	373,056
Media	0.4	369,192
Marine Transportation	0.4	352,626
Transportation Infrastructure	0.3	344,096
Retail REITs	0.3	327,187
Interactive Media & Services	0.3	263,721
Paper & Forest Products	0.3	254,633
Independent Power & Renewable Electricity Producers	0.3	254,175
Communications Equipment	0.2	246,393
Gas Utilities	0.2	241,225
Health Care Providers & Services	0.2	234,791
Diversified REITs	0.2	171,386
Leisure Products	0.2	153,115
Office REITs	0.1	122,585
Passenger Airlines	0.1	117,517
Water Utilities	0.1	105,071
Health Care Technology	0.1	61,707
Diversified Consumer Services	0.0 (D)	44,905
Energy Equipment & Services	0.0 (D)	39,163
Containers & Packaging	0.0 (D)	37,259
Distributors	0.0 (D)	24,944
Investments	98.7	98,690,005
Short-Term Investments	1.3	1,296,504
Total Investments	100.0%	$ 99,986,509
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$876,539	$97,445,975	$—	$98,322,514
Preferred Stocks	—	367,491	—	367,491
Repurchase Agreement	—	1,296,504	—	1,296,504
Total Investments	$876,539	$99,109,970	$—	$99,986,509
Other Financial Instruments
Futures Contracts (G)	$43,582	$—	$—	$43,582
Total Other Financial Instruments	$43,582	$—	$—	$43,582
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2024, the total value of the securities is $37,042, representing 0.0% of the Portfolio’s net assets.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $1,309,979, representing 1.3% of the
Portfolio's net assets.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at September 30, 2024.
(F)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica MSCI EAFE Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust